INVENTORIES - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Warehouse inventory	$ 9,682	$ 8,698
Stockpile inventory	2,389	2,335
Finished goods inventory	6,138	15,550
Work in process inventory	975	902
Inventories	$ 19,184	$ 27,485